CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Cash flows from Operating Activities:
Earnings / (loss) per share	$ (2,761)	€ (2,473)	€ 69	€ (2,517)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	2,424	2,172	969	2,322
Net (gains)/loss on sale of premises and foreclosed assets	2	2	0	12
Net realized (gain)/loss on sales of available-for-sale securities	(137)	(123)	(250)	(350)
Other Than Temporary Impairment of AFS and HTM securities	7	6	285	410
Equity in earnings of equity method investees	(9)	(8)	1	(15)
Depreciation of premises and equipment	127	114	111	114
Amortization of software and other intangibles	94	84	100	110
Impairment of goodwill	65	58	9	123
Impairment of equity method investments	0	0	5	1
Pension liability	36	32	220	33
Provision for deferred income taxes	31	28	(34)	(36)
Net gains on the disposal of subsidiaries	0	0	0	(158)
Net (gain)/loss from changes in fair value of financial instruments designated at fair value	70	63	217	15
Gain on debt extinguishment	0	0	0	(9)
Gain from bargain purchase on business combination	(3)	(3)	(208)	0
Interest on financing obligation from sale of real estate	54	48	0	0
Other non cash items including provisions for contingencies and impairment of other assets	273	245	(39)	(27)
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets market-to-market through the profit and loss	1,548	1,387	658	(787)
Accrued interest receivable	2	2	(86)	32
Other assets	(36)	(32)	(398)	(327)
Accounts payable, accrued expenses and other liabilities	402	360	(550)	(461)
Insurance reserves	(286)	(256)	(13)	(196)
Cash flows provided by/(used in) operating activities	1,903	1,706	1,066	(1,711)
Activities in available-for-sale securities:
Purchases	5,389	4,828	7,622	7,611
Sales proceeds	2,809	2,517	5,192	7,863
Maturities, prepayments and calls	4,416	3,956	2,534	2,226
Activities in held-to-maturity securities:
Purchases	(1,241)	(1,112)	(983)	(637)
Maturities, prepayments and calls	1,022	916	604	600
Acquisition of subsidiaries	(60)	(54)	561	0
Disposal of subsidiaries	0	0	19	37
Purchases of premises and equipment and intagibles	(948)	(849)	(200)	(133)
Proceeds from sales of premises and equipment	13	12	2	4
Disposals / (acquisitions) of equity investments	18	16	0	(14)
Net cash provided by (used in):
Deposits with central bank	(144)	(129)	(525)	13
Loan origination and principal collections	(2,360)	(2,114)	3,630	(322)
Securities purchased under agreements to resell	(63)	(56)	795	(160)
Interest bearing deposits with banks	621	556	(340)	791
Other	0	0	0	(111)
Cash flows provided by / (used in) investing activities	(1,306)	(1,169)	3,667	2,546
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	3,600	3,225	480	519
Principal repayments and retirements of long-term debt	(2,191)	(1,963)	(274)	(1,033)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 10 million in 2012, EUR 239 million in 2013 and EUR 74 million in 2014)	2,708	2,426	840	(10)
Repurchase of preference shares	0	0	119	0
Purchases of treasury stock	(90)	(81)	(47)	(121)
Proceeds from sales of treasury stock	94	84	45	120
Acquisition of and increase of controlling interest in subsidiary companies	(310)	(278)	(8)	(38)
Sale of Real Estate accounted for as financing obligation	48	43	544	0
Net cash provided by/(used in):
Deposits	(4,559)	(4,084)	(9,925)	(750)
Securities sold under agreements to repurchase	353	316	3,629	(194)
Other borrowed funds	568	509	15	1,101
Cash flows provided by/(used in) financing activities	221	197	(4,820)	(406)
Effect of exchange rate change on cash and due from banks	29	25	(102)	9
Net increase/(decrease) in cash and due from banks	847	759	(189)	438
Cash and due from banks at beginning of year	2,197	1,968	2,157	1,719
Cash and due from banks at end of year	3,044	2,727	1,968	2,157
Supplemental Disclosure of Cash Flow Information:
Income taxes	155	139	203	124
Interest	2,132	1,910	2,101	2,625
Share capital increase of EUR 271 million through share exchange (see Note 33)	0	0	271	0
Share capital increase of EUR 9,756 million out of which EUR 8,677 million through subscription in kind (see Note 33)	0	0	8,677	0
Acquisition of business (see Note 4)	0	0	462	0
Fair value of interest retained (49%) in the former subsidiary Cigna Finans Pension (see Note 4)	$ 0	€ 0	€ 0	€ 104